Merger with Converted Organics, Inc. - Additional Information (Detail) (USD $)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Merger completion date									Jun. 03, 2013
Total exchanged shares									20,467,052
Number of shares exchanged for indebtedness									89,473
Retained shares									1,789,469
Number of common shares issued to Former CEO and Former CFO									22,368,453	20,590,596
Transaction related costs		$ 790,000			$ 790,000		$ 790,000		$ 790,000
Finite-lived intangible assets, years									6 years
Increase (decrease) in amortization and depreciation expense									122,000	(46,000)
Transaction-related expenses, Pro forma adjustments									$ 790,000
Severance Agreements [Member] | Chief Executive Officer and Chief Financial Officer [Member]
Business Acquisition [Line Items]
Number of common shares issued to Former CEO and Former CFO									22,368